License and Collaboration Agreements - Summary of Changes in the Total Contract Liability (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Research and Development [Abstract]
Balance at beginning of period	$ 51,917	$ 48,873	$ 40,453	$ 45,598	$ 45,598	$ 8,773
Deferral of revenue	1,891	1,255	25,746	13,555	14,173	48,364
Recognition of deferred revenue	(6,120)	(4,050)	(18,511)	(13,075)	(19,318)	(7,500)
Balance at end of period	$ 47,688	$ 46,078	$ 47,688	$ 46,078	$ 40,453	$ 45,598